Components of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Accounts Payable And Accrued Liabilities1 [Abstract]
Accounts payable	$ 113,336	$ 151,348
Accrued liabilities:
Payroll	104,270	109,057
Deferred Income	36,157	46,060
Interest Payable	26,409	29,293
Other	34,183	14,991
Accounts payable and accrued liabilities	$ 314,355	$ 350,749	$ 404,350